Schedule of Investments (unaudited)
January 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 2.3%
Boeing Co. (The)
2.70%, 02/01/27	$5,686	$5,440,237
2.80%, 03/01/27	1,791	1,712,748
5.04%, 05/01/27	10,320	10,313,213
6.26%, 05/01/27	5,025	5,151,770
Embraer Netherlands Finance BV, 5.40%, 02/01/27(a)	2,320	2,327,565
General Dynamics Corp.
2.63%, 11/15/27	2,511	2,388,656
3.50%, 04/01/27(a)	4,452	4,362,783
Hexcel Corp., 4.20%, 02/15/27(a)	2,270	2,223,957
Howmet Aerospace Inc., 5.90%, 02/01/27	3,215	3,281,204
L3Harris Technologies Inc., 5.40%, 01/15/27	7,025	7,121,151
Lockheed Martin Corp., 5.10%, 11/15/27(a)	5,025	5,102,718
Northrop Grumman Corp., 3.20%, 02/01/27(a)	4,179	4,068,436
RTX Corp.
3.13%, 05/04/27	6,081	5,881,447
3.50%, 03/15/27	6,640	6,484,935
7.20%, 08/15/27	1,258	1,334,929
		67,195,749
Agriculture — 1.3%
BAT Capital Corp.
3.56%, 08/15/27	12,102	11,738,074
4.70%, 04/02/27	5,064	5,050,176
Bunge Ltd. Finance Corp., 3.75%, 09/25/27	3,072	2,995,524
Philip Morris International Inc.
3.13%, 08/17/27(a)	2,278	2,199,615
4.38%, 11/01/27	4,175	4,147,189
4.75%, 02/12/27(a)	4,165	4,178,485
5.13%, 11/17/27	7,765	7,864,522
		38,173,585
Airlines — 0.7%
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	2,243	2,164,134
Series 2015-2, Class AA, 3.60%, 03/22/29(a)	1,467	1,415,643
Southwest Airlines Co.
3.45%, 11/16/27(a)	1,700	1,637,055
5.13%, 06/15/27	9,914	9,970,496
United Airlines Pass-Through Trust, Series 2020-1, 5.88%, 04/15/29	6,142	6,232,189
		21,419,517
Apparel — 0.3%
NIKE Inc., 2.75%, 03/27/27	5,933	5,729,134
Tapestry Inc., 4.13%, 07/15/27(a)	1,664	1,634,613
		7,363,747
Auto Manufacturers — 5.4%
American Honda Finance Corp.
2.35%, 01/08/27	2,727	2,611,786
4.45%, 10/22/27	4,130	4,104,280
4.90%, 03/12/27(a)	3,990	4,008,417
4.90%, 07/09/27(a)	3,640	3,660,085
Ford Motor Credit Co. LLC
3.82%, 11/02/27(a)	3,940	3,778,479
4.13%, 08/17/27(a)	6,582	6,380,296
4.27%, 01/09/27(a)	4,705	4,619,214
4.95%, 05/28/27	7,887	7,828,793
5.80%, 03/05/27(a)	7,885	7,957,092
5.85%, 05/17/27	7,905	7,987,885
Security	Par (000)	Value
Auto Manufacturers (continued)
7.35%, 11/04/27	$7,966	$8,332,593
General Motors Co.
4.20%, 10/01/27	3,929	3,857,301
6.80%, 10/01/27(a)	5,289	5,519,665
General Motors Financial Co. Inc.
2.35%, 02/26/27	5,200	4,937,423
2.70%, 08/20/27(a)	4,656	4,410,246
4.35%, 01/17/27	6,560	6,490,891
5.00%, 04/09/27	6,595	6,606,097
5.35%, 07/15/27(a)	5,785	5,842,522
5.40%, 05/08/27	6,415	6,479,777
Honda Motor Co. Ltd., 2.53%, 03/10/27	5,435	5,207,073
PACCAR Financial Corp.
2.00%, 02/04/27	1,235	1,177,649
4.45%, 08/06/27	3,625	3,621,817
5.00%, 05/13/27(a)	2,560	2,592,011
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	2,922	2,687,226
1.90%, 01/13/27	4,195	3,993,105
3.05%, 03/22/27	7,154	6,947,411
3.20%, 01/11/27	3,590	3,504,318
4.35%, 10/08/27(a)	4,985	4,962,596
4.55%, 09/20/27	5,075	5,084,087
4.60%, 01/08/27(a)	3,250	3,261,025
5.45%, 11/10/27(a)	3,435	3,514,789
Series B, 5.00%, 03/19/27	4,525	4,567,068
		156,533,017
Auto Parts & Equipment — 0.3%
BorgWarner Inc., 2.65%, 07/01/27(a)	6,175	5,877,886
Lear Corp., 3.80%, 09/15/27	2,818	2,748,180
		8,626,066
Banks — 14.7%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	1,080	1,065,536
4.75%, 01/18/27	6,105	6,136,619
4.90%, 07/16/27	4,255	4,292,764
Banco Santander SA
4.25%, 04/11/27(a)	5,440	5,363,184
5.29%, 08/18/27	9,428	9,486,721
Bank of America Corp.
3.25%, 10/21/27	13,593	13,123,187
Series L, 4.18%, 11/25/27	10,804	10,632,258
Bank of Montreal
2.65%, 03/08/27(a)	6,806	6,544,302
5.37%, 06/04/27	4,227	4,289,615
Series H, 4.70%, 09/14/27(a)	5,405	5,407,873
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27(a)	4,310	4,114,072
3.25%, 05/16/27	4,511	4,383,506
Bank of Nova Scotia (The)
1.95%, 02/02/27(a)	4,035	3,834,810
2.95%, 03/11/27	4,075	3,934,602
5.40%, 06/04/27(a)	4,770	4,844,588
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	5,620	5,482,939
5.24%, 06/28/27	7,390	7,472,644
Citigroup Inc., 4.45%, 09/29/27	20,569	20,340,623
Cooperatieve Rabobank UA/New York, 5.04%, 03/05/27	3,450	3,485,085

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Deutsche Bank AG/New York, 5.37%, 09/09/27	$2,105	$2,137,542
Fifth Third Bancorp, 2.55%, 05/05/27	3,954	3,766,148
Fifth Third Bank NA, 2.25%, 02/01/27	3,234	3,082,330
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27	16,374	16,110,162
5.95%, 01/15/27(a)	4,551	4,663,007
HSBC USA Inc., 5.29%, 03/04/27	5,805	5,887,963
ING Groep NV, 3.95%, 03/29/27	8,411	8,268,221
JPMorgan Chase & Co.
1.05%, 06/23/27	210	194,663
3.63%, 12/01/27	6,196	6,030,913
4.25%, 10/01/27(a)	7,738	7,688,590
8.00%, 04/29/27(a)	3,055	3,268,782
KeyBank NA/Cleveland OH
4.39%, 12/14/27	1,563	1,540,457
5.85%, 11/15/27(a)	5,472	5,607,698
KeyCorp, 2.25%, 04/06/27(a)	4,491	4,247,790
Lloyds Banking Group PLC, 3.75%, 01/11/27(a)	7,143	7,015,693
Manufacturers & Traders Trust Co., 3.40%, 08/17/27(a)	3,020	2,908,913
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27(a)	4,840	4,697,148
3.68%, 02/22/27(a)	5,441	5,336,003
Mizuho Financial Group Inc.
3.17%, 09/11/27(a)	5,416	5,215,695
3.66%, 02/28/27(a)	3,140	3,076,175
Morgan Stanley
3.63%, 01/20/27(a)	15,156	14,902,841
3.95%, 04/23/27(a)	10,705	10,520,798
National Australia Bank Ltd./New York
3.91%, 06/09/27(a)	6,380	6,296,538
4.50%, 10/26/27(a)	2,810	2,806,521
5.09%, 06/11/27	4,985	5,048,767
Northern Trust Corp., 4.00%, 05/10/27(a)	6,018	5,946,817
PNC Bank NA, 3.10%, 10/25/27(a)	5,644	5,420,509
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27	4,289	4,148,652
Royal Bank of Canada
2.05%, 01/21/27(a)	1,937	1,845,566
3.63%, 05/04/27	6,251	6,116,555
4.24%, 08/03/27	7,046	6,989,914
4.88%, 01/19/27	6,025	6,059,456
6.00%, 11/01/27	7,505	7,755,507
Santander Holdings USA Inc., 4.40%, 07/13/27(a)	6,082	6,014,972
Standard Chartered Bank/New York, 4.85%, 12/03/27	110	110,463
State Street Corp.
4.33%, 10/22/27(a)	3,103	3,087,106
4.99%, 03/18/27	5,399	5,445,193
Sumitomo Mitsui Financial Group Inc.
2.17%, 01/14/27(a)	3,070	2,929,303
3.35%, 10/18/27(a)	3,964	3,835,166
3.36%, 07/12/27(a)	8,305	8,060,280
3.45%, 01/11/27(a)	6,202	6,064,865
Synchrony Bank, 5.63%, 08/23/27	3,175	3,200,420
Toronto-Dominion Bank (The)
1.95%, 01/12/27	3,985	3,783,701
2.80%, 03/10/27	5,825	5,599,418
4.11%, 06/08/27	8,045	7,932,903
4.69%, 09/15/27	7,946	7,943,988
4.98%, 04/05/27	4,460	4,482,584
Security	Par (000)	Value
Banks (continued)
Truist Financial Corp., 1.13%, 08/03/27(a)	$4,350	$3,982,109
U.S. Bancorp, Series X, 3.15%, 04/27/27	7,668	7,435,038
UBS AG/Stamford CT, 5.00%, 07/09/27	6,895	6,948,969
Wells Fargo & Co., 4.30%, 07/22/27	13,695	13,559,858
Westpac Banking Corp.
3.35%, 03/08/27(a)	5,567	5,442,056
4.04%, 08/26/27(a)	4,190	4,149,306
5.46%, 11/18/27	7,099	7,277,552
		426,122,512
Beverages — 1.5%
Coca-Cola Co. (The)
1.45%, 06/01/27	7,658	7,168,522
2.90%, 05/25/27	2,591	2,509,049
3.38%, 03/25/27(a)	5,134	5,031,852
Constellation Brands Inc.
3.50%, 05/09/27(a)	3,195	3,111,428
4.35%, 05/09/27	3,145	3,116,128
Diageo Capital PLC, 5.30%, 10/24/27(a)	4,047	4,115,448
Keurig Dr Pepper Inc.
3.43%, 06/15/27	2,540	2,470,262
5.10%, 03/15/27	3,415	3,442,819
PepsiCo Inc.
2.63%, 03/19/27	2,557	2,466,759
3.00%, 10/15/27	7,870	7,591,496
Pepsico Singapore Financing I Pte Ltd., 4.65%, 02/16/27	2,830	2,841,665
		43,865,428
Biotechnology — 1.2%
Amgen Inc.
2.20%, 02/21/27	9,296	8,845,944
3.20%, 11/02/27	5,291	5,094,154
Bio-Rad Laboratories Inc., 3.30%, 03/15/27(a)	2,179	2,113,216
Gilead Sciences Inc.
1.20%, 10/01/27	3,967	3,631,109
2.95%, 03/01/27	6,798	6,579,821
Illumina Inc., 5.75%, 12/13/27	3,081	3,150,241
Royalty Pharma PLC, 1.75%, 09/02/27	5,383	4,976,607
		34,391,092
Building Materials — 0.6%
Carrier Global Corp., 2.49%, 02/15/27	5,504	5,270,115
Lennox International Inc., 1.70%, 08/01/27	1,710	1,584,671
Martin Marietta Materials Inc.
3.45%, 06/01/27(a)	1,470	1,426,929
3.50%, 12/15/27	2,775	2,682,646
Masco Corp., 3.50%, 11/15/27(a)	1,591	1,537,364
Owens Corning, 5.50%, 06/15/27(a)	2,255	2,294,771
Vulcan Materials Co., 3.90%, 04/01/27	2,171	2,137,488
		16,933,984
Chemicals — 1.4%
Air Products and Chemicals Inc., 1.85%, 05/15/27(a)	3,681	3,474,730
Albemarle Corp., 4.65%, 06/01/27	3,858	3,824,519
Celanese U.S. Holdings LLC, 6.42%, 07/15/27(a)	9,934	10,118,939
Ecolab Inc.
1.65%, 02/01/27	2,919	2,765,256
3.25%, 12/01/27	2,969	2,867,197
LYB International Finance II BV, 3.50%, 03/02/27(a)	3,271	3,188,775
Mosaic Co. (The), 4.05%, 11/15/27	2,416	2,369,185
Nutrien Ltd., 5.20%, 06/21/27	2,535	2,561,775

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
RPM International Inc., 3.75%, 03/15/27(a)	$2,425	$2,374,580
Sherwin-Williams Co. (The), 3.45%, 06/01/27	8,295	8,080,147
		41,625,103
Commercial Services — 1.1%
Cintas Corp. No. 2, 3.70%, 04/01/27	5,156	5,059,186
Equifax Inc., 5.10%, 12/15/27	4,329	4,360,747
Global Payments Inc.
2.15%, 01/15/27	4,211	4,005,311
4.95%, 08/15/27(a)	2,935	2,942,427
Leland Stanford Junior University (The), 1.29%, 06/01/27	985	916,017
PayPal Holdings Inc., 3.90%, 06/01/27(a)	2,885	2,843,494
Quanta Services Inc., 4.75%, 08/09/27(a)	3,170	3,163,177
S&P Global Inc.
2.45%, 03/01/27(a)	6,720	6,440,060
2.95%, 01/22/27	3,020	2,927,193
		32,657,612
Computers — 2.9%
Accenture Capital Inc., 3.90%, 10/04/27(a)	3,675	3,628,052
Apple Inc.
2.90%, 09/12/27	10,409	10,024,294
3.00%, 06/20/27(a)	4,044	3,924,346
3.00%, 11/13/27	7,864	7,593,528
3.20%, 05/11/27	10,044	9,796,316
3.35%, 02/09/27(a)	11,320	11,108,290
Dell International LLC/EMC Corp., 6.10%, 07/15/27	2,555	2,628,883
Hewlett Packard Enterprise Co., 4.40%, 09/25/27	7,030	6,972,551
HP Inc., 3.00%, 06/17/27(a)	5,778	5,551,191
IBM International Capital Pte Ltd., 4.60%, 02/05/27(a)	2,770	2,775,189
International Business Machines Corp.
1.70%, 05/15/27(a)	6,629	6,211,500
2.20%, 02/09/27(a)	3,535	3,370,878
3.30%, 01/27/27(a)	2,733	2,667,546
4.15%, 07/27/27(a)	4,175	4,130,319
6.22%, 08/01/27(a)	2,260	2,343,643
NetApp Inc., 2.38%, 06/22/27(a)	2,596	2,456,960
		85,183,486
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co., 3.10%, 08/15/27	2,490	2,413,060
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27(a)	2,616	2,543,583
Haleon U.S. Capital LLC, 3.38%, 03/24/27	10,100	9,823,341
Procter & Gamble Co. (The)
1.90%, 02/01/27(a)	4,966	4,737,910
2.80%, 03/25/27	2,705	2,623,461
2.85%, 08/11/27	3,922	3,781,848
Unilever Capital Corp.
2.90%, 05/05/27(a)	5,490	5,308,193
4.25%, 08/12/27(a)	4,495	4,473,758
		35,705,154
Diversified Financial Services — 6.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27(a)	5,487	5,328,123
4.63%, 10/15/27(a)	3,490	3,469,696
6.10%, 01/15/27	4,695	4,797,646
6.45%, 04/15/27(a)	7,817	8,060,522
Security	Par (000)	Value
Diversified Financial Services (continued)
Air Lease Corp.
2.20%, 01/15/27	$4,039	$3,844,734
3.63%, 04/01/27(a)	2,518	2,459,490
3.63%, 12/01/27	2,740	2,654,924
5.85%, 12/15/27(a)	3,665	3,759,842
Ally Financial Inc.
4.75%, 06/09/27(a)	4,196	4,173,974
7.10%, 11/15/27(a)	4,134	4,353,511
American Express Co.
2.55%, 03/04/27(a)	9,250	8,876,033
3.30%, 05/03/27	8,728	8,484,313
5.85%, 11/05/27	8,210	8,464,308
American Express Credit Corp., 3.30%, 05/03/27	1,867	1,813,750
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	1,752	1,606,771
Capital One Financial Corp.
3.65%, 05/11/27(a)	5,537	5,404,813
3.75%, 03/09/27(a)	7,516	7,358,275
Cboe Global Markets Inc., 3.65%, 01/12/27(a)	4,443	4,370,650
Charles Schwab Corp. (The)
2.45%, 03/03/27(a)	8,235	7,878,330
3.20%, 03/02/27	3,613	3,513,657
3.30%, 04/01/27	4,036	3,926,186
Discover Financial Services, 4.10%, 02/09/27	5,763	5,680,362
Eaton Vance Corp., 3.50%, 04/06/27(a)	2,372	2,314,820
Intercontinental Exchange Inc.
3.10%, 09/15/27	3,006	2,893,879
4.00%, 09/15/27(a)	8,375	8,254,006
Jefferies Financial Group Inc.
4.85%, 01/15/27	4,352	4,356,740
6.45%, 06/08/27	2,041	2,111,732
Lazard Group LLC, 3.63%, 03/01/27	1,750	1,704,817
LPL Holdings Inc., 5.70%, 05/20/27(a)	2,980	3,021,888
Mastercard Inc., 3.30%, 03/26/27	5,689	5,563,065
Nomura Holdings Inc.
2.33%, 01/22/27	6,751	6,419,958
5.39%, 07/06/27	2,760	2,783,426
5.59%, 07/02/27	2,790	2,830,894
ORIX Corp.
3.70%, 07/18/27(a)	2,760	2,688,755
5.00%, 09/13/27	2,291	2,306,011
Radian Group Inc., 4.88%, 03/15/27(a)	2,830	2,816,580
Synchrony Financial, 3.95%, 12/01/27	5,306	5,141,324
Visa Inc.
0.75%, 08/15/27	2,747	2,511,267
1.90%, 04/15/27(a)	8,031	7,619,437
2.75%, 09/15/27	4,179	4,009,388
		179,627,897
Electric — 6.0%
Alabama Power Co., 3.75%, 09/01/27	3,085	3,023,391
Ameren Corp., 1.95%, 03/15/27	2,985	2,816,390
American Electric Power Co. Inc.
3.20%, 11/13/27(a)	2,791	2,679,834
5.75%, 11/01/27	2,778	2,846,736
Appalachian Power Co., Series X, 3.30%, 06/01/27	1,692	1,637,684
Arizona Public Service Co., 2.95%, 09/15/27	1,429	1,363,803
Black Hills Corp., 3.15%, 01/15/27	1,973	1,911,204
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27	1,769	1,716,084
CMS Energy Corp., 3.45%, 08/15/27	1,617	1,568,758

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27	$2,211	$2,124,600
Connecticut Light and Power Co. (The), Series A, 3.20%, 03/15/27	2,206	2,146,076
Consolidated Edison Co. of New York Inc., Series B, 3.13%, 11/15/27(a)	1,952	1,878,717
Dominion Energy Inc., Series B, 3.60%, 03/15/27(a)	1,983	1,936,878
DTE Energy Co., 4.95%, 07/01/27(a)	6,810	6,836,670
Duke Energy Corp.
3.15%, 08/15/27(a)	3,934	3,785,076
4.85%, 01/05/27(a)	3,100	3,113,587
5.00%, 12/08/27(a)	2,615	2,635,751
Duke Energy Florida LLC, 3.20%, 01/15/27	3,265	3,184,164
Edison International, 5.75%, 06/15/27(a)	3,173	3,093,321
Entergy Louisiana LLC, 3.12%, 09/01/27	2,100	2,020,985
Evergy Kansas Central Inc., 3.10%, 04/01/27	1,200	1,163,123
Eversource Energy
2.90%, 03/01/27	3,535	3,402,038
4.60%, 07/01/27	3,150	3,132,047
5.00%, 01/01/27(a)	1,925	1,932,730
Exelon Corp., 2.75%, 03/15/27	3,810	3,659,526
FirstEnergy Corp., Series B, 3.90%, 07/15/27	8,335	8,142,432
Florida Power & Light Co., Series A, 3.30%, 05/30/27	1,737	1,684,683
Georgia Power Co.
3.25%, 03/30/27	2,251	2,187,901
5.00%, 02/23/27	2,755	2,778,919
ITC Holdings Corp., 3.35%, 11/15/27(a)	2,525	2,433,344
MidAmerican Energy Co., 3.10%, 05/01/27	2,329	2,257,664
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27	2,338	2,260,947
4.12%, 09/16/27(a)	2,015	1,990,646
4.80%, 02/05/27(a)	2,891	2,904,576
5.10%, 05/06/27	1,825	1,845,260
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27(a)	5,169	4,897,281
3.55%, 05/01/27	7,813	7,623,649
4.63%, 07/15/27	6,585	6,580,317
NSTAR Electric Co., 3.20%, 05/15/27(a)	2,885	2,791,155
Pacific Gas and Electric Co.
2.10%, 08/01/27	5,443	5,032,490
3.30%, 03/15/27	2,108	2,021,589
3.30%, 12/01/27	5,680	5,370,468
5.45%, 06/15/27	2,505	2,505,845
Public Service Electric & Gas Co., 3.00%, 05/15/27(a)	2,048	1,980,954
Public Service Enterprise Group Inc., 5.85%, 11/15/27(a)	4,155	4,267,140
Sempra, 3.25%, 06/15/27	4,156	4,006,512
Southern California Edison Co.
4.88%, 02/01/27(a)	2,760	2,743,366
5.85%, 11/01/27(a)	3,990	4,033,399
Series D, 4.70%, 06/01/27	3,310	3,260,966
Southern Co. (The), 5.11%, 08/01/27	4,655	4,686,752
Union Electric Co., 2.95%, 06/15/27	2,459	2,368,242
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/27(a)	4,159	4,063,393
Series B, 3.75%, 05/15/27(a)	3,320	3,253,722
WEC Energy Group Inc.
1.38%, 10/15/27	2,815	2,577,106
Security	Par (000)	Value
Electric (continued)
5.15%, 10/01/27	$2,520	$2,543,903
Wisconsin Power and Light Co., 3.05%, 10/15/27(a)	1,447	1,387,085
Xcel Energy Inc., 1.75%, 03/15/27	2,561	2,405,047
		174,495,926
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27	2,828	2,636,445
Electronics — 1.0%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27(a)	2,349	2,268,056
Amphenol Corp., 5.05%, 04/05/27	3,015	3,039,167
Honeywell International Inc.
1.10%, 03/01/27	5,779	5,395,393
4.65%, 07/30/27	5,465	5,482,078
Hubbell Inc., 3.15%, 08/15/27	1,700	1,634,667
Jabil Inc., 4.25%, 05/15/27	3,048	3,008,911
Keysight Technologies Inc., 4.60%, 04/06/27	4,298	4,281,120
Tyco Electronics Group SA, 3.13%, 08/15/27(a)	2,442	2,354,315
		27,463,707
Entertainment — 0.7%
Warnermedia Holdings Inc., 3.76%, 03/15/27	20,796	20,135,408
Environmental Control — 0.4%
Republic Services Inc., 3.38%, 11/15/27(a)	3,510	3,400,469
Waste Management Inc.
3.15%, 11/15/27(a)	4,490	4,324,131
4.95%, 07/03/27(a)	3,760	3,798,825
		11,523,425
Food — 2.0%
Conagra Brands Inc., 1.38%, 11/01/27	5,734	5,222,441
General Mills Inc.
3.20%, 02/10/27(a)	4,303	4,190,286
4.70%, 01/30/27(a)	3,070	3,074,855
Hormel Foods Corp., 4.80%, 03/30/27	2,587	2,601,269
J.M. Smucker Co. (The), 3.38%, 12/15/27(a)	2,690	2,603,464
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 2.50%, 01/15/27	4,940	4,708,921
Kellanova, 3.40%, 11/15/27	3,264	3,154,252
Kraft Heinz Foods Co., 3.88%, 05/15/27	7,335	7,205,418
Kroger Co. (The), 3.70%, 08/01/27(a)	3,197	3,124,786
McCormick & Co. Inc./MD, 3.40%, 08/15/27(a)	4,070	3,949,389
Mondelez International Inc., 2.63%, 03/17/27	4,534	4,346,007
Sysco Corp., 3.25%, 07/15/27(a)	4,024	3,888,368
The Campbell's Co., 5.20%, 03/19/27	2,765	2,793,492
Tyson Foods Inc., 3.55%, 06/02/27	7,600	7,386,748
		58,249,696
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	2,516	2,433,671
Suzano International Finance BV, 5.50%, 01/17/27(a)	3,497	3,519,556
		5,953,227
Gas — 0.5%
Atmos Energy Corp., 3.00%, 06/15/27	2,759	2,663,386
National Fuel Gas Co., 3.95%, 09/15/27	920	894,943
NiSource Inc., 3.49%, 05/15/27	5,489	5,342,800
Southern California Gas Co., 2.95%, 04/15/27(a)	3,963	3,808,976
Southwest Gas Corp., 5.80%, 12/01/27(a)	1,585	1,624,907
		14,335,012

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools — 0.1%
Snap-on Inc., 3.25%, 03/01/27	$1,736	$1,689,870
Health Care - Products — 1.1%
Agilent Technologies Inc., 4.20%, 09/09/27(a)	2,080	2,055,489
Baxter International Inc., 1.92%, 02/01/27	7,881	7,459,379
GE HealthCare Technologies Inc., 5.65%, 11/15/27(a)	8,985	9,195,200
Smith & Nephew PLC, 5.15%, 03/20/27	1,217	1,225,546
Solventum Corp., 5.45%, 02/25/27(a)	5,501	5,570,262
Stryker Corp., 4.55%, 02/10/27	3,300	3,299,097
Thermo Fisher Scientific Inc., 4.80%, 11/21/27(a)	3,780	3,806,556
		32,611,529
Health Care - Services — 2.8%
Centene Corp., 4.25%, 12/15/27	12,432	12,057,951
Cigna Group (The)
3.05%, 10/15/27(a)	2,300	2,205,109
3.40%, 03/01/27	7,750	7,548,698
CommonSpirit Health, 6.07%, 11/01/27(a)	1,270	1,310,244
Elevance Health Inc., 3.65%, 12/01/27	9,014	8,772,121
HCA Inc.
3.13%, 03/15/27(a)	5,420	5,228,454
4.50%, 02/15/27	6,643	6,589,645
Humana Inc.
1.35%, 02/03/27	3,734	3,487,127
3.95%, 03/15/27	2,911	2,860,571
ICON Investments Six DAC, 5.81%, 05/08/27	3,405	3,464,712
Kaiser Foundation Hospitals, 3.15%, 05/01/27	3,186	3,093,484
Laboratory Corp. of America Holdings, 3.60%, 09/01/27(a)	3,056	2,975,799
Quest Diagnostics Inc., 4.60%, 12/15/27(a)	2,145	2,140,849
SSM Health Care Corp., Series A, 3.82%, 06/01/27(a)	2,607	2,558,061
UnitedHealth Group Inc.
3.70%, 05/15/27	3,163	3,102,858
2.95%, 10/15/27	5,157	4,943,308
3.38%, 04/15/27	3,369	3,286,064
3.45%, 01/15/27(a)	3,916	3,841,622
4.60%, 04/15/27(a)	2,740	2,744,672
		82,211,349
Holding Companies - Diversified — 1.6%
Ares Capital Corp.
2.88%, 06/15/27(a)	2,900	2,758,662
7.00%, 01/15/27	4,916	5,087,342
Blackstone Private Credit Fund
3.25%, 03/15/27	4,750	4,551,539
4.95%, 09/26/27(a)(b)	1,505	1,485,925
Blackstone Secured Lending Fund
2.13%, 02/15/27	3,495	3,286,965
5.88%, 11/15/27	2,230	2,262,243
Blue Owl Capital Corp., 2.63%, 01/15/27	2,385	2,258,195
Blue Owl Capital Corp. III, 3.13%, 04/13/27	1,865	1,766,359
Blue Owl Credit Income Corp.
4.70%, 02/08/27	2,748	2,710,931
7.75%, 09/16/27(a)	3,226	3,383,852
Blue Owl Technology Finance Corp., 2.50%, 01/15/27(a)	1,735	1,630,855
FS KKR Capital Corp.
2.63%, 01/15/27	2,455	2,332,096
3.25%, 07/15/27	2,160	2,054,745
Goldman Sachs BDC Inc., 6.38%, 03/11/27	2,400	2,450,660
Golub Capital BDC Inc., 2.05%, 02/15/27	1,990	1,858,024
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Main Street Capital Corp., 6.50%, 06/04/27	$1,885	$1,919,125
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27(a)	1,876	1,848,229
New Mountain Finance Corp., 6.20%, 10/15/27	1,720	1,733,094
Oaktree Specialty Lending Corp., 2.70%, 01/15/27(a)	2,017	1,906,093
		47,284,934
Home Builders — 0.5%
DR Horton Inc., 1.40%, 10/15/27	3,104	2,847,424
Lennar Corp.
4.75%, 11/29/27	3,909	3,900,700
5.00%, 06/15/27(a)	2,286	2,292,718
Meritage Homes Corp., 5.13%, 06/06/27	1,730	1,731,461
PulteGroup Inc., 5.00%, 01/15/27(a)	1,801	1,807,255
Toll Brothers Finance Corp., 4.88%, 03/15/27	2,923	2,921,761
		15,501,319
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/27	2,787	2,651,428
Household Products & Wares — 0.3%
Church & Dwight Co. Inc., 3.15%, 08/01/27	2,270	2,198,527
Clorox Co. (The), 3.10%, 10/01/27	2,169	2,084,119
Kimberly-Clark Corp., 1.05%, 09/15/27	3,300	3,024,538
		7,307,184
Insurance — 2.0%
American National Group Inc., 5.00%, 06/15/27(a)	2,798	2,781,598
Aon Corp., 8.21%, 01/01/27(a)	2,758	2,912,580
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	3,440	3,299,289
Aon North America Inc., 5.13%, 03/01/27(a)	3,510	3,538,978
Arthur J Gallagher & Co., 4.60%, 12/15/27(a)	3,690	3,678,883
Axis Specialty Finance PLC, 4.00%, 12/06/27(a)	2,098	2,045,231
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27(a)	2,875	2,760,044
Brighthouse Financial Inc., 3.70%, 06/22/27(a)	2,405	2,336,937
CNA Financial Corp., 3.45%, 08/15/27	2,464	2,385,631
Corebridge Financial Inc., 3.65%, 04/05/27	6,905	6,731,586
Jackson Financial Inc., 5.17%, 06/08/27(a)	2,480	2,494,240
Manulife Financial Corp., 2.48%, 05/19/27	2,843	2,708,450
Markel Group Inc., 3.50%, 11/01/27(a)	1,704	1,650,493
Marsh & McLennan Companies Inc., 4.55%, 11/08/27	3,985	3,978,331
Mercury General Corp., 4.40%, 03/15/27(a)	2,036	1,976,678
Progressive Corp. (The)
2.45%, 01/15/27(a)	3,001	2,883,632
2.50%, 03/15/27(a)	3,014	2,889,548
RenaissanceRe Finance Inc., 3.45%, 07/01/27	1,686	1,633,952
Willis North America Inc., 4.65%, 06/15/27	4,494	4,471,265
		57,157,346
Internet — 3.1%
Alibaba Group Holding Ltd., 3.40%, 12/06/27(a)	12,866	12,441,044
Alphabet Inc., 0.80%, 08/15/27(a)	5,190	4,757,089
Amazon.com Inc.
1.20%, 06/03/27	6,199	5,768,528
3.15%, 08/22/27	18,092	17,544,061
3.30%, 04/13/27	9,940	9,715,461
4.55%, 12/01/27	9,775	9,827,116
Baidu Inc.
1.63%, 02/23/27	160	150,536
3.63%, 07/06/27(a)	1,655	1,615,754

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
eBay Inc.
3.60%, 06/05/27	$4,514	$4,407,738
5.95%, 11/22/27	1,690	1,743,328
Expedia Group Inc., 4.63%, 08/01/27	4,327	4,307,995
Meta Platforms Inc., 3.50%, 08/15/27	13,660	13,382,651
VeriSign Inc., 4.75%, 07/15/27	2,911	2,899,563
		88,560,864
Iron & Steel — 0.4%
ArcelorMittal SA, 6.55%, 11/29/27	6,600	6,857,912
Nucor Corp., 4.30%, 05/23/27	3,165	3,144,383
Steel Dynamics Inc., 1.65%, 10/15/27	1,851	1,709,959
		11,712,254
Lodging — 0.6%
Hyatt Hotels Corp., 5.75%, 01/30/27	3,540	3,598,271
Las Vegas Sands Corp., 5.90%, 06/01/27	4,279	4,335,682
Marriott International Inc./MD, 5.00%, 10/15/27	5,860	5,903,751
Sands China Ltd., 2.30%, 03/08/27(a)	3,530	3,317,871
		17,155,575
Machinery — 2.3%
AGCO Corp., 5.45%, 03/21/27	2,560	2,587,934
Caterpillar Financial Services Corp.
1.10%, 09/14/27	3,807	3,507,544
1.70%, 01/08/27(a)	2,090	1,983,604
3.60%, 08/12/27(a)	3,483	3,411,633
4.40%, 10/15/27	2,940	2,929,124
4.50%, 01/07/27(a)	1,300	1,303,367
4.50%, 01/08/27(a)	2,420	2,425,789
4.60%, 11/15/27(a)	4,365	4,375,359
5.00%, 05/14/27	3,416	3,455,200
CNH Industrial Capital LLC, 4.50%, 10/08/27	2,040	2,024,615
CNH Industrial NV, 3.85%, 11/15/27(a)	3,219	3,140,043
Ingersoll Rand Inc., 5.20%, 06/15/27(a)	3,135	3,170,796
John Deere Capital Corp.
1.70%, 01/11/27(a)	2,531	2,402,704
1.75%, 03/09/27	2,627	2,481,964
2.35%, 03/08/27	2,550	2,440,873
2.80%, 09/08/27	1,774	1,702,449
4.15%, 09/15/27	4,940	4,896,415
4.20%, 07/15/27(a)	3,605	3,583,824
, 4.50%, 01/08/27	4,715	4,727,778
4.85%, 03/05/27	2,515	2,533,866
4.90%, 06/11/27	3,695	3,726,402
Otis Worldwide Corp., 2.29%, 04/05/27(a)	2,806	2,666,953
		65,478,236
Manufacturing — 0.8%
3M Co., 2.88%, 10/15/27(a)	4,124	3,945,330
Carlisle Companies Inc., 3.75%, 12/01/27	3,285	3,196,840
Eaton Corp., 3.10%, 09/15/27	3,686	3,558,517
Parker-Hannifin Corp.
3.25%, 03/01/27	3,606	3,512,084
4.25%, 09/15/27	7,078	7,011,504
Textron Inc., 3.65%, 03/15/27	1,949	1,901,618
		23,125,893
Media — 1.2%
Comcast Corp.
2.35%, 01/15/27	7,311	7,009,198
3.30%, 02/01/27(a)	6,578	6,425,085
3.30%, 04/01/27	4,214	4,100,163
5.35%, 11/15/27	3,955	4,032,758
FactSet Research Systems Inc., 2.90%, 03/01/27	2,850	2,741,992
Security	Par (000)	Value
Media (continued)
Paramount Global, 2.90%, 01/15/27	$1,603	$1,536,856
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	5,756	5,568,011
Walt Disney Co. (The), 3.70%, 03/23/27	3,198	3,147,871
		34,561,934
Mining — 0.2%
Freeport-McMoRan Inc., 5.00%, 09/01/27(a)	2,417	2,416,976
Kinross Gold Corp., 4.50%, 07/15/27(a)	2,964	2,926,718
		5,343,694
Oil & Gas — 3.0%
BP Capital Markets America Inc.
3.02%, 01/16/27	4,526	4,396,917
3.54%, 04/06/27	2,481	2,428,656
3.59%, 04/14/27	3,262	3,193,109
5.02%, 11/17/27(a)	5,375	5,435,398
BP Capital Markets PLC, 3.28%, 09/19/27	7,742	7,490,165
Canadian Natural Resources Ltd., 3.85%, 06/01/27(a)	7,213	7,063,122
Cenovus Energy Inc., 4.25%, 04/15/27	2,411	2,377,248
Chevron Corp., 2.00%, 05/11/27(a)	5,792	5,496,450
Chevron USA Inc., 1.02%, 08/12/27	4,806	4,420,451
Coterra Energy Inc., 3.90%, 05/15/27(a)	3,794	3,713,233
Devon Energy Corp., 5.25%, 10/15/27	2,238	2,240,411
Diamondback Energy Inc., 5.20%, 04/18/27	5,075	5,124,942
Eni USA Inc., 7.30%, 11/15/27	2,082	2,209,506
EQT Corp., 3.90%, 10/01/27	6,571	6,396,171
Exxon Mobil Corp., 3.29%, 03/19/27(a)	4,311	4,229,277
Helmerich & Payne Inc., 4.65%, 12/01/27(a)(b)	1,050	1,039,483
Hess Corp., 4.30%, 04/01/27	5,692	5,634,890
HF Sinclair Corp., 6.38%, 04/15/27	348	352,999
Occidental Petroleum Corp.
5.00%, 08/01/27	3,435	3,438,987
8.50%, 07/15/27	2,805	2,990,920
Phillips 66 Co., 4.95%, 12/01/27	4,323	4,353,539
Valero Energy Corp., 2.15%, 09/15/27	3,305	3,095,956
		87,121,830
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27	7,421	7,170,076
Packaging & Containers — 0.3%
Berry Global Inc., 1.65%, 01/15/27(a)	2,645	2,487,539
Packaging Corp. of America, 3.40%, 12/15/27	2,996	2,888,575
Sonoco Products Co., 2.25%, 02/01/27	1,739	1,651,176
WRKCo Inc., 3.38%, 09/15/27	2,964	2,858,533
		9,885,823
Pharmaceuticals — 4.5%
AbbVie Inc., 4.80%, 03/15/27(a)	12,400	12,468,965
Astrazeneca Finance LLC, 4.80%, 02/26/27	7,125	7,178,296
AstraZeneca PLC, 3.13%, 06/12/27(a)	4,334	4,207,255
Becton Dickinson & Co., 3.70%, 06/06/27	9,564	9,357,481
Bristol-Myers Squibb Co.
1.13%, 11/13/27(a)	5,194	4,751,801
3.25%, 02/27/27(a)	2,790	2,723,091
3.45%, 11/15/27(a)	3,257	3,169,277
4.90%, 02/22/27(a)	4,945	4,985,411
Cardinal Health Inc., 3.41%, 06/15/27	6,217	6,033,718
Cencora Inc.
3.45%, 12/15/27	3,969	3,833,019
4.63%, 12/15/27(a)	1,580	1,574,828

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
CVS Health Corp.
1.30%, 08/21/27(a)	$11,962	$10,908,682
3.63%, 04/01/27	4,123	4,015,143
6.25%, 06/01/27	2,031	2,086,149
Eli Lilly & Co.
3.10%, 05/15/27	2,433	2,365,256
4.15%, 08/14/27	4,115	4,095,214
4.50%, 02/09/27(a)	5,057	5,070,230
5.50%, 03/15/27	1,597	1,633,108
Johnson & Johnson
0.95%, 09/01/27	7,552	6,937,028
2.95%, 03/03/27	5,071	4,933,232
Merck & Co. Inc., 1.70%, 06/10/27	8,271	7,781,015
Novartis Capital Corp.
2.00%, 02/14/27	6,610	6,306,863
3.10%, 05/17/27	5,333	5,179,919
Viatris Inc., 2.30%, 06/22/27	4,355	4,095,753
Zoetis Inc., 3.00%, 09/12/27	3,786	3,632,640
		129,323,374
Pipelines — 3.4%
Boardwalk Pipelines LP, 4.45%, 07/15/27	2,819	2,788,651
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	6,421	6,458,192
DCP Midstream Operating LP, 5.63%, 07/15/27(a)	2,790	2,833,382
Enbridge Inc.
3.70%, 07/15/27(a)	3,519	3,436,680
5.25%, 04/05/27	3,255	3,289,653
Energy Transfer LP
4.00%, 10/01/27(a)	3,978	3,892,904
4.20%, 04/15/27	3,201	3,160,687
4.40%, 03/15/27	3,730	3,699,098
5.50%, 06/01/27	5,106	5,170,486
Enterprise Products Operating LLC
3.95%, 02/15/27(a)	3,638	3,594,438
4.60%, 01/11/27(a)	5,858	5,864,139
MPLX LP
4.13%, 03/01/27	6,702	6,608,502
4.25%, 12/01/27	4,091	4,030,246
Northwest Pipeline LLC, 4.00%, 04/01/27	3,011	2,960,091
ONEOK Inc.
4.00%, 07/13/27(a)	2,958	2,904,968
4.25%, 09/24/27	4,965	4,896,607
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27	8,759	8,785,794
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/27(b)	3,765	3,752,252
Targa Resources Corp., 5.20%, 07/01/27(a)	4,365	4,402,975
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 07/15/27	3,400	3,420,898
TC PipeLines LP, 3.90%, 05/25/27	3,151	3,083,187
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27(a)	1,478	1,540,079
Williams Companies Inc. (The), 3.75%, 06/15/27	7,804	7,626,998
		98,200,907
Real Estate Investment Trusts — 3.9%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27	2,172	2,140,210
American Tower Corp.
2.75%, 01/15/27	4,187	4,027,402
3.13%, 01/15/27	2,226	2,156,548
3.55%, 07/15/27	4,087	3,970,536
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.65%, 03/15/27	$3,551	$3,468,213
AvalonBay Communities Inc., 3.35%, 05/15/27	2,220	2,157,752
Boston Properties LP, 6.75%, 12/01/27(a)	4,263	4,437,684
Brixmor Operating Partnership LP, 3.90%, 03/15/27	2,246	2,198,361
Crown Castle Inc.
2.90%, 03/15/27	4,095	3,940,406
3.65%, 09/01/27	5,470	5,304,237
4.00%, 03/01/27	2,728	2,685,923
Digital Realty Trust LP, 3.70%, 08/15/27	5,673	5,521,089
DOC DR LLC, 4.30%, 03/15/27	2,425	2,400,355
EPR Properties, 4.50%, 06/01/27	1,760	1,728,940
Equinix Inc., 1.80%, 07/15/27	2,508	2,338,128
ERP Operating LP, 3.25%, 08/01/27	2,482	2,396,080
Essex Portfolio LP, 3.63%, 05/01/27	1,945	1,897,202
Extra Space Storage LP, 3.88%, 12/15/27	2,355	2,299,575
Federal Realty OP LP, 3.25%, 07/15/27	2,431	2,346,162
Healthcare Realty Holdings LP, 3.75%, 07/01/27(a)	2,636	2,561,424
Healthpeak OP LLC, 1.35%, 02/01/27	2,691	2,517,133
Highwoods Realty LP, 3.88%, 03/01/27	920	897,068
Kimco Realty OP LLC, 3.80%, 04/01/27	2,483	2,437,254
Mid-America Apartments LP, 3.60%, 06/01/27	3,298	3,216,943
NNN REIT Inc., 3.50%, 10/15/27	2,141	2,073,513
Omega Healthcare Investors Inc., 4.50%, 04/01/27(a)	4,021	3,980,305
Prologis LP
2.13%, 04/15/27	2,828	2,682,549
3.38%, 12/15/27	2,571	2,488,013
Public Storage Operating Co., 3.09%, 09/15/27	2,901	2,795,423
Realty Income Corp.
3.00%, 01/15/27	3,393	3,286,990
3.95%, 08/15/27	3,491	3,434,163
Regency Centers LP, 3.60%, 02/01/27	2,281	2,231,170
Simon Property Group LP
1.38%, 01/15/27(a)	2,841	2,671,721
3.38%, 06/15/27(a)	3,921	3,813,829
3.38%, 12/01/27(a)	4,042	3,912,758
Tanger Properties LP, 3.88%, 07/15/27(a)	1,405	1,367,326
UDR Inc., 3.50%, 07/01/27	1,646	1,599,313
Ventas Realty LP, 3.85%, 04/01/27	2,100	2,054,980
Welltower OP LLC, 2.70%, 02/15/27	3,016	2,902,868
Weyerhaeuser Co., 6.95%, 10/01/27	1,721	1,812,894
		112,152,440
Retail — 3.0%
AutoNation Inc., 3.80%, 11/15/27(a)	1,643	1,590,324
AutoZone Inc., 3.75%, 06/01/27	3,529	3,452,440
Costco Wholesale Corp.
1.38%, 06/20/27	6,978	6,505,572
3.00%, 05/18/27(a)	5,120	4,972,511
Darden Restaurants Inc.
3.85%, 05/01/27(a)	2,669	2,617,515
4.35%, 10/15/27	2,615	2,586,816
Dollar General Corp.
3.88%, 04/15/27(a)	2,801	2,745,076
4.63%, 11/01/27(a)	2,540	2,526,496
Home Depot Inc. (The)
2.50%, 04/15/27(a)	4,220	4,047,018
2.80%, 09/14/27(a)	5,362	5,140,752
2.88%, 04/15/27(a)	4,169	4,036,612
4.88%, 06/25/27(a)	5,488	5,536,401

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Lowe's Companies Inc.
3.10%, 05/03/27	$8,118	$7,860,423
3.35%, 04/01/27	4,168	4,058,651
McDonald's Corp.
3.50%, 03/01/27	4,970	4,863,751
3.50%, 07/01/27	5,779	5,635,207
O'Reilly Automotive Inc., 3.60%, 09/01/27	4,059	3,948,876
Starbucks Corp.
2.00%, 03/12/27	3,438	3,257,784
4.85%, 02/08/27	5,057	5,079,785
Target Corp., 1.95%, 01/15/27(a)	5,765	5,502,373
Walmart Inc., 5.88%, 04/05/27(a)	1,910	1,978,164
		87,942,547
Semiconductors — 2.8%
Analog Devices Inc., 3.45%, 06/15/27	2,416	2,359,388
Applied Materials Inc., 3.30%, 04/01/27(a)	7,053	6,899,549
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	15,318	15,084,298
Broadcom Inc., 5.05%, 07/12/27	6,980	7,037,012
Intel Corp.
3.15%, 05/11/27	5,408	5,207,531
3.75%, 03/25/27	5,372	5,245,796
3.75%, 08/05/27	6,700	6,517,143
Micron Technology Inc., 4.19%, 02/15/27(a)	5,395	5,325,930
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27	2,604	2,512,055
4.40%, 06/01/27(a)	2,629	2,604,478
Qualcomm Inc., 3.25%, 05/20/27(a)	11,005	10,719,243
Texas Instruments Inc.
2.90%, 11/03/27(a)	3,134	3,010,163
4.60%, 02/08/27	2,405	2,415,699
TSMC Arizona Corp., 3.88%, 04/22/27(a)	5,727	5,631,476
		80,569,761
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27(a)	3,181	3,062,033
Software — 3.2%
Adobe Inc.
2.15%, 02/01/27	5,054	4,838,689
4.85%, 04/04/27(a)	2,570	2,593,466
Autodesk Inc., 3.50%, 06/15/27	2,827	2,748,337
Cadence Design Systems Inc., 4.20%, 09/10/27(a)	2,220	2,197,556
Fiserv Inc.
2.25%, 06/01/27(a)	5,661	5,359,834
5.15%, 03/15/27	4,275	4,312,220
Intuit Inc., 1.35%, 07/15/27	2,377	2,205,235
Microsoft Corp.
3.30%, 02/06/27	19,562	19,184,154
3.40%, 06/15/27	2,134	2,091,253
Oracle Corp.
2.80%, 04/01/27	11,888	11,418,738
3.25%, 11/15/27	14,523	13,961,935
Roper Technologies Inc., 1.40%, 09/15/27	4,280	3,930,615
Take-Two Interactive Software Inc., 3.70%, 04/14/27	3,625	3,541,426
VMware LLC
3.90%, 08/21/27	6,386	6,236,787
4.65%, 05/15/27(a)	3,165	3,156,161
Security	Par (000)	Value
Software (continued)
Workday Inc., 3.50%, 04/01/27	$5,400	$5,268,157
		93,044,563
Telecommunications — 3.5%
AT&T Inc.
2.30%, 06/01/27	13,234	12,531,825
3.80%, 02/15/27	3,949	3,882,299
4.25%, 03/01/27	7,831	7,770,265
Cisco Systems Inc., 4.80%, 02/26/27	10,628	10,708,310
Nokia OYJ, 4.38%, 06/12/27(a)	2,650	2,600,911
Rogers Communications Inc., 3.20%, 03/15/27(a)	7,380	7,140,390
Telefonica Emisiones SA, 4.10%, 03/08/27	7,034	6,935,297
TELUS Corp.
2.80%, 02/16/27(a)	3,380	3,247,591
3.70%, 09/15/27(a)	2,833	2,754,659
T-Mobile USA Inc.
3.75%, 04/15/27	21,475	21,038,618
5.38%, 04/15/27	2,555	2,559,088
Verizon Communications Inc.
3.00%, 03/22/27(a)	3,580	3,461,671
4.13%, 03/16/27(a)	15,902	15,738,687
		100,369,611
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.50%, 09/15/27(a)	2,624	2,532,864
Transportation — 1.2%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	3,080	2,997,870
CSX Corp., 3.25%, 06/01/27	4,735	4,601,464
Norfolk Southern Corp.
3.15%, 06/01/27	1,831	1,774,175
7.80%, 05/15/27(a)	1,812	1,935,144
Ryder System Inc.
2.85%, 03/01/27	2,495	2,397,657
4.30%, 06/15/27	1,745	1,724,609
5.30%, 03/15/27(a)	2,200	2,222,439
Union Pacific Corp.
2.15%, 02/05/27(a)	2,983	2,850,897
3.00%, 04/15/27(a)	2,767	2,680,549
United Parcel Service Inc., 3.05%, 11/15/27(a)	5,976	5,755,197
Walmart Inc., 3.95%, 09/09/27	5,076	5,034,452
		33,974,453
Trucking & Leasing — 0.1%
GATX Corp.
3.85%, 03/30/27(a)	1,886	1,848,371
5.40%, 03/15/27	1,600	1,618,516
		3,466,887
Venture Capital — 0.1%
Hercules Capital Inc., 3.38%, 01/20/27(a)	1,800	1,727,087
Water — 0.2%
American Water Capital Corp., 2.95%, 09/01/27(a)	2,941	2,818,128
Essential Utilities Inc., 4.80%, 08/15/27	2,670	2,669,966
		5,488,094
Total Long-Term Investments — 98.7% (Cost: $2,866,069,053)		2,858,602,554

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(c)(d)(e)	135,473,676	$135,541,413
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	11,600,000	11,600,000
Total Short-Term Securities — 5.1% (Cost: $147,104,594)		147,141,413
Total Investments — 103.8% (Cost: $3,013,173,647)		3,005,743,967
Liabilities in Excess of Other Assets — (3.8)%		(111,226,385)
Net Assets — 100.0%		$2,894,517,582

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$180,798,163	$—	$(45,230,847)(a)	$9,251	$(35,154)	$135,541,413	135,473,676	$80,329 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,550,000	8,050,000 (a)	—	—	—	11,600,000	11,600,000	85,232	—
				$9,251	$(35,154)	$147,141,413		$165,561	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF

Fair Value Hierarchy as of Period End (continued)
the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,858,602,554	$—	$2,858,602,554
Short-Term Securities
Money Market Funds	147,141,413	—	—	147,141,413
	$147,141,413	$2,858,602,554	$—	$3,005,743,967

Portfolio Abbreviation
REIT	Real Estate Investment Trust